N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Annual Contract Expenses

Administrative Expenses	Maximum Charge
Administrative Expenses (Annual Rate)[1]	$40

Base Contract Expenses[2] (as a percentage of average accumulation value)	Maximum Charge
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

C000107223 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Are There Transaction Charges?
Yes.
In addition to surrender charges, you may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Summary – Fee Table – Annual Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1,2]	0.94%	1.14%
Investment Portfolios[3] (Portfolio Company fees and expenses)	0.28%	2.41%
Optional benefits available for an additional charge[4]	0.25%	0.55%

1 As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3 As a percentage of average daily net assets of the investment option before any applicable waivers.
4 As a percentage of average accumulated value

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
			Annual Fund Expenses

FEES AND EXPENSES	Lowest Annual Cost: $1,227	Highest Annual Cost: $3,455	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000	Assumes: •Investment of $100,000	Additional Information about LiveWell Variable Annuity - Suitability of the Contract
	•5% annual appreciation	•5% annual appreciation	Summary - Fee Table - Example
	•Least expensive combination of Base Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses	•Most expensive combination of Base Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
	•No optional death benefits	•No additional purchase payments, transfers, or withdrawals
	•No additional purchase payments, transfers, or withdrawals	•No sales charges
•No sales charges

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Amounts withdrawn from the Contract may also result in taxes and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Principal Risks of Investing in the Contract

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?	Yes. •We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15 for transfers in excess of 15 per Contract year.	Detailed Information ABout the Contract –Your Accumulation Value – Transfers of Accumulation Value;
•We reserve the right to add, remove or substitute investment options.
	•The Company also has policies and procedures that attempt to detect and deter frequent transfers.	Transfer Limitations
	•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums.	Detailed Information about the Contract - Premium Payments
Are There any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
Summary – Features of LiveWell Variable Annuity – Death Benefit
	•Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.	Appendix C - State Variations Appendix D - Financial Intermediary Variations
	•Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge.	Summary – Fee Table – Transaction Expenses

•We may modify or discontinue offering an optional benefit for new elections at any time. We reserve the right to end certain benefits, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.

	•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both.	Benefits Available Under the Contract
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?	•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Federal Tax Status
•There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
•Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
Yes.
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges

Summary – Fee Table – Transaction Expenses

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes.
In addition to surrender charges, you may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and
Deductions –
Transfer Charge

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Summary – Fee Table – Annual Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1,2]	0.94%	1.14%
Investment Portfolios[3] (Portfolio Company fees and expenses)	0.28%	2.41%
Optional benefits available for an additional charge[4]	0.25%	0.55%

1 As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3 As a percentage of average daily net assets of the investment option before any applicable waivers.
4 As a percentage of average accumulated value

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
			Annual Fund Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.94%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.14%
Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	2.41%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.55%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of accumulated value in each investment option.Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
Optional Benefits Footnotes [Text Block]	As a percentage of average accumulated value
Investment Options Footnotes [Text Block]	As a percentage of average daily net assets of the investment option before any applicable waivers.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES	Lowest Annual Cost: $1,227	Highest Annual Cost: $3,455	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000	Assumes: •Investment of $100,000	Additional Information about LiveWell Variable Annuity - Suitability of the Contract
	•5% annual appreciation	•5% annual appreciation	Summary - Fee Table - Example
	•Least expensive combination of Base Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses	•Most expensive combination of Base Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
	•No optional death benefits	•No additional purchase payments, transfers, or withdrawals
	•No additional purchase payments, transfers, or withdrawals	•No sales charges
•No sales charges

Lowest Annual Cost [Dollars]	$ 1,227
Highest Annual Cost [Dollars]	$ 3,455
Lowest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses
•No optional death benefits
•No additional purchase payments, transfers, or withdrawals
•No sales charges

Highest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
•No additional purchase payments, transfers, or withdrawals
•No sales charges

Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Amounts withdrawn from the Contract may also result in taxes and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]
Yes.
•We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15 for transfers in excess of 15 per Contract year.
•We reserve the right to add, remove or substitute investment options.
•The Company also has policies and procedures that attempt to detect and deter frequent transfers.
•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums.

Key Information, Benefit Restrictions [Text Block]
Yes.
•Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.
•Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge.
•We may modify or discontinue offering an optional benefit for new elections at any time. We reserve the right to end certain benefits, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.
•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
•There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
•Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals from and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	None
Transfer Fee[1]	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	8.0%
Transfer Fee[1]	$15
[1] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
[2] See the table below.

Length of Time From Each Premium Payment (Number of Years)	Optional 5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses	Maximum Charge
Administrative Expenses (Annual Rate)[1]	$40

Base Contract Expenses[2] (as a percentage of average accumulation value)	Maximum Charge
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

Optional Death Benefit Expenses (as a percentage of average accumulation value)	Maximum Charge
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
[1]    Administrative Expenses consist of a contract maintenance fee. This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.
2    We refer to the base contract expenses as the separate account annual expenses elsewhere in this prospectus. The base contract expenses include a mortality and expense risk charge and an asset based administration expense charge. If you elect an Optional Value Endorsement, the base contract expenses are reduced. See “Charges and Deductions” for more information.

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2024	0.44%	2.65%
Expenses after reimbursements and/or fee waivers as of 12/31/2024[1]	0.28%	2.41%
[1]The Expenses after reimbursements and/or fee waivers as of 12/31/2024 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,355	$13,150	$22,061	$44,860
Example 2: This example shows the charges for a Contract with the Optional 5-Year Value Endorsement (i.e., 1.00% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,557	$17,366	$24,307	$44,047
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$4,257	$12,866	$21,607	$44,047

Example 3: This example shows the charges for a Contract with the Optional 7-Year Value Endorsement (i.e., 0.90% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the lowest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,160	$11,462	$14,019	$22,538
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,960	$6,062	$10,419	$22,538
Example 4: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), without the Enhanced Death Benefit and the lowest level of portfolio expenses (without waiver of fees or expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,860	$5,756	$9,904	$21,480
The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).
Transaction Expenses [Table Text Block]
Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	None
Transfer Fee[1]	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	8.0%
Transfer Fee[1]	$15
[1] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
[2] See the table below.

Length of Time From Each Premium Payment (Number of Years)	Optional 5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

Deferred Sales Load, Footnotes [Text Block]
[2] See the table below.

Length of Time From Each Premium Payment (Number of Years)	Optional 5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	[1] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Administrative Expenses	Maximum Charge
Administrative Expenses (Annual Rate)[1]	$40

Base Contract Expenses[2] (as a percentage of average accumulation value)	Maximum Charge
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

Optional Death Benefit Expenses (as a percentage of average accumulation value)	Maximum Charge
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
[1]    Administrative Expenses consist of a contract maintenance fee. This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.
2    We refer to the base contract expenses as the separate account annual expenses elsewhere in this prospectus. The base contract expenses include a mortality and expense risk charge and an asset based administration expense charge. If you elect an Optional Value Endorsement, the base contract expenses are reduced. See “Charges and Deductions” for more information.

Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]
[1]    Administrative Expenses consist of a contract maintenance fee. This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.

Base Contract Expense, Footnotes [Text Block]
2    We refer to the base contract expenses as the separate account annual expenses elsewhere in this prospectus. The base contract expenses include a mortality and expense risk charge and an asset based administration expense charge. If you elect an Optional Value Endorsement, the base contract expenses are reduced. See “Charges and Deductions” for more information.

Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2024	0.44%	2.65%
Expenses after reimbursements and/or fee waivers as of 12/31/2024[1]	0.28%	2.41%
[1]The Expenses after reimbursements and/or fee waivers as of 12/31/2024 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2024
Portfolio Company Expenses Minimum [Percent]	0.44%
Portfolio Company Expenses Maximum [Percent]	2.65%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Withdrawals and surrenders may be subject to a surrender charge (see “Optional Value Endorsement Risk” below), taxes and tax penalties (see “Adverse Tax Consequences Risk” below), and will also reduce the value of your death benefit (see “Death Benefits Risk” below), and these charges and reductions could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Adverse Tax Consequences Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.
Death Benefits Risk. Withdrawals from the Contract will reduce the value of your death benefit and could reduce the value of the Return of Premium Death Benefit or the Enhanced Death Benefit by more, even significantly more, than the amount withdrawn. If you elect an optional death benefit for an additional charge, it is possible that the amount payable at death will be no greater than the amount that would be payable under the Accumulation Value Death Benefit, for which there is no charge. Withdrawals will also reduce the likelihood of increasing the Enhanced Death Benefit through a step up on any eligible Contract Anniversary.
Optional Value Endorsement Risk. If you elect an Optional Value Endorsement, your withdrawals will be subject to a surrender charge on amounts in excess of the free withdrawal amount during the surrender charge period you selected in exchange for reduced Base Contract expenses for the life of your Contract. If you take withdrawals during the surrender charge period, it is possible the surrender charges assessed will be greater than the savings provided by this fee reduction over the time you own the Contract. If you do not elect an Optional Value Endorsement, your withdrawals will not be subject to a surrender charge, and you will pay higher Base Contract expenses for the life of your Contract. It is possible that you will pay more in Base Contract expenses over the time you own the Contract than you would have paid in surrender charges had you elected an Optional Value Endorsement.
Contract Changes Risk. We reserve the right, subject to applicable law, to add, remove or substitute the shares of an Investment Portfolio that are held in a Subaccount, and to limit the maximum number of investment options in which you may invest at any one time. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgement, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

We also reserve the right to reject and/or place limitations on the acceptance and allocation of additional premiums. If we do so, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
We also reserve the right to limit transfers in accordance with our policies and procedures to detect and deter frequent transfers.
We may modify or discontinue offering an optional benefit for new elections at any time. We may also modify or end certain benefits under the contract that are not subject to an additional charge, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.
Catastrophic Events Risk. Catastrophic event risks including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). Cybersecurity risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing of internet transactions or transactions with the underlying portfolios; impact our ability to calculate accumulation unit values or the ability of the underlying portfolios to calculate share values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $50,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Death Benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions / Limitations
Accumulation Value Death Benefit***	Pays the accumulation value.	Standard for Contracts issued on or after January 1, 2021	None	•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
Return of Premium Death Benefit***	Pays the greater of the accumulation value or net premium.	Optional for Contracts issued on or after January 1, 2021	0.25%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
		Standard for Contracts issued prior to January 1, 2021		•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

Enhanced Death Benefit***	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	Optional	0.55%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 80.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

*    See “APPENDIX B – DEATH BENEFIT EXAMPLES.”
** As a percentage of average accumulation value.
*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions / Limitations
Optional 5-Year Value Endorsement***	In exchange for a fee reduction (-0.10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

Optional 6-Year Value Endorsement***	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
•The Optional 6-Year Value Endorsement is not offered on Contracts issued on or after May 1, 2020.

Optional 7-Year Value Endorsement***	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

** As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center
Other Standard Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (“DCA”) Program	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.	•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.
Portfolio Rebalancing Program	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program.
•The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.
•If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age
59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If an owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.
If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
For Contracts issued on or after January 1, 2021, this is the default death benefit at the time of application. There is no additional charge for this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives all required documentation in good order.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.25% (1.00% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant. This benefit is the standard death benefit for Contracts issued prior to January 1, 2021.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly. See Appendix B - Death Benefit Examples for more information.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.55% (1.30% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:
a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
Benefits Available [Table Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Death Benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions / Limitations
Accumulation Value Death Benefit***	Pays the accumulation value.	Standard for Contracts issued on or after January 1, 2021	None	•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
Return of Premium Death Benefit***	Pays the greater of the accumulation value or net premium.	Optional for Contracts issued on or after January 1, 2021	0.25%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
		Standard for Contracts issued prior to January 1, 2021		•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

Enhanced Death Benefit***	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	Optional	0.55%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 80.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

*    See “APPENDIX B – DEATH BENEFIT EXAMPLES.”
** As a percentage of average accumulation value.
*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions / Limitations
Optional 5-Year Value Endorsement***	In exchange for a fee reduction (-0.10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

Optional 6-Year Value Endorsement***	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
•The Optional 6-Year Value Endorsement is not offered on Contracts issued on or after May 1, 2020.

Optional 7-Year Value Endorsement***	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

** As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center
Other Standard Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (“DCA”) Program	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.	•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.
Portfolio Rebalancing Program	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program.
•The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.
•If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

Benefits Description [Table Text Block]
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $50,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age
59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If an owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.
If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
For Contracts issued on or after January 1, 2021, this is the default death benefit at the time of application. There is no additional charge for this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives all required documentation in good order.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.25% (1.00% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant. This benefit is the standard death benefit for Contracts issued prior to January 1, 2021.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly. See Appendix B - Death Benefit Examples for more information.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.55% (1.30% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:
a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/individual-investors-va-prospectuses. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2024)
Type	Portfolio and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Alliance Bernstein Variable Product Series Advisor: AllianceBernstein LP
Asset Allocation	AB VPS Dynamic Asset Allocation B2,3	1.10	10.43	3.15	3.82
Small Company	AB VPS Small Cap Growth B2,3	1.15	18.44	7.28	10.34
Small Company	AB VPS Discovery Value B	1.06	9.72	8.57	7.36
The Alger Portfolios Advisor: Fred Alger Management, LLC
Aggressive Growth	Alger Capital Appreciation S	1.20	47.77	17.55	15.30
ALPS Variable Investment Trust Advisor: ALPS Advisors, Inc.
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2]	1.30	40.60	14.15	5.07
Growth and Income	ALPS/Red Rocks Global Opportunity III[2,3]	2.41	18.01	7.91	9.07
American Funds Insurance Series Advisor: Capital Research and Management Company
Asset Allocation	American Funds IS® Asset Allocation 4	0.80	16.11	8.04	8.05
Growth	American Funds IS® Capital Income Builder®4[2]	0.78	9.93	5.75	5.17
World Stock	American Funds IS® Capital World Growth & Income 4	0.91	13.70	7.04	8.17
Balanced	American Funds IS® Global Balanced 4	1.02	6.32	4.56	5.65
World Stock	American Funds IS® Global Growth 4	0.91	13.39	9.49	10.46
Small Company	American Funds IS® Global Small Cap 4	1.16	2.12	2.74	5.54
Growth	American Funds IS® Growth 4	0.84	31.30	18.53	16.29
Growth and Income	American Funds IS® Growth-Income 4	0.78	23.92	12.73	11.93
Foreign Stock	American Funds IS® International 4	1.03	2.93	0.97	3.75
Foreign Stock	American Funds IS® International Growth And Income 4[2]	1.03	3.11	2.28	3.73
Growth	American Funds IS® New World 4[2]	1.07	6.33	4.29	5.96
Corporate Bond - General	American Funds IS® The Bond Fund of America 4	0.73	0.98	0.07	1.42
Government Bond - General	American Funds IS® Ultra-Short Bond 4	0.81	4.62	1.76	1.03
Corporate Bond - High Quality	American Funds IS® US Government Securities 4[2]	0.76	0.44	(0.13)	0.84

Growth and Income	American Funds IS® Washington Mutual Investors 4[2]	0.77	18.85	11.92	9.99
BlackRock Variable Series Funds Advisor: BlackRock Advisors, LLC
Asset Allocation	BlackRock 60/40 Target Allocation ETF VI III[2]	0.56	11.36	6.86	6.48
Growth	BlackRock Advantage Large Cap Core V.I. III[2,3]	0.94	25.11	13.81	12.07
Growth and Income	BlackRock Basic Value V.I. 3[2]	1.02	10.05	8.72	7.48
Equity-Income	BlackRock Equity Dividend V.I. III[2]	0.92	9.71	7.98	8.79
Asset Allocation	BlackRock Global Allocation V.I. III[2]	1.02	8.93	5.72	5.32
Growth	BlackRock Large Cap Focus Growth Equity V.I. III[2]	1.04	31.39	15.88	15.01
Calvert Variable Portfolio Advisor: Calvert Research and Management
Growth and Income	CVT VP S&P 500 Index[2,3]	0.28	24.63	14.21	12.76
Balanced	Calvert VP SRI Balanced F	0.90	18.91	9.03	8.06
Growth	Calvert VP SRI Mid Cap	0.99	10.22	5.05	6.40
Legg Mason Partners Variable Equity Trust Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC
Growth	ClearBridge Variable Growth II3	1.10	12.42	5.83	5.68
Equity-Income	ClearBridge Variable Dividend Strategy II	1.00	16.69	10.69	10.47
Growth	ClearBridge Variable Large Cap Growth II	1.01	27.56	14.46	14.29
Growth	ClearBridge Variable Mid Cap II	1.08	9.73	6.35	7.02
Small Company	ClearBridge Variable Small Cap Growth II	1.05	4.23	5.13	7.66
Columbia Variable Portfolio Advisor: Columbia Management Investment Advisers, LLC
Growth and Income	Columbia VP Contrarian Core 2[2]	0.95	23.10	14.78	12.52
Equity-Income	Columbia VP Dividend Opportunity 2[2]	0.99	15.12	8.62	8.25
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2,3]	1.34	5.45	(1.01)	3.18
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	1.00	6.13	0.46	2.66
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2]	0.89	6.88	3.51	4.50
Growth	Columbia VP Select Large Cap Value 2	0.95	12.58	9.29	8.98
Growth	Columbia VP Select Mid Cap Value 2	1.07	12.27	9.58	8.18
Specialty - Technology	Columbia VP Seligman Global Tech 2[2]	1.20	26.58	20.37	20.25
Growth	Columbia VP Small Cap Value 2	1.11	8.67	10.98	8.98
Multisector Bond	Columbia VP Strategic Income 2[2]	0.94	4.51	1.82	3.10
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	0.71	1.33	(1.06)	0.92

Donoghue Forlines Funds Advisor: Donoghue Forlines LLC
Equity-Income	Donoghue Forlines Dividend VIT 1[3]	2.02	12.76	3.75	1.43
Deutsche DWS Variable Series Advisor: DWS Investment Management Americas, Inc
Asset Allocation	DWS Alternative Asset Allocation VIP B	1.21	5.30	3.97	2.83
Growth	DWS Equity 500 Index VIP B2	0.64	24.16	13.79	12.42
Small Company	DWS Small Cap Index VIP B	0.68	10.89	6.77	7.23
Growth	DWS Small Mid Cap Value VIP B2,3	1.17	5.79	5.51	5.20
Eaton Vance Variable Trust Advisor: Eaton Vance Management
Income	Eaton Vance VT Floating-Rate Income Init	1.17	7.68	4.25	3.93
Federated Hermes Insurance Series Advisor: Federated Investment Management Company
Corporate Bond - High Yield	Federated Hermes High Income Bond II S2	1.06	5.85	2.92	4.22
Growth	Federated Hermes Kaufmann II S3	1.80	16.78	4.21	9.09
Growth and Income	Federated Hermes Managed Volatility II S	1.22	15.41	5.07	5.05
Fidelity® Variable Insurance Products Advisor: Fidelity Management & Research Company LLC
Growth	Fidelity® VIP Contrafund Service 2	0.81	33.45	16.74	13.33
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	1.14	9.71	4.09	5.78
Specialty - Natural Resources	Fidelity® VIP Energy Service 2	0.86	4.02	12.13	4.19
Growth and Income	Fidelity® VIP FundsManager 50% Service 2[2]	0.85	8.38	5.60	5.69
Growth and Income	Fidelity® VIP FundsManager 70% Service 2[2]	0.89	10.68	7.40	7.29
Growth and Income	Fidelity® VIP FundsManager 85% Service 2[2]	0.93	12.38	8.57	8.45
Money Mkt - Government	Fidelity® VIP Government Money Market Service 2[1]	0.52	4.82	2.17	1.44
Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	38.54	18.46	17.92
Growth and Income	Fidelity® VIP High Income Service 2[3]	1.02	8.62	2.47	3.90
Foreign Stock	Fidelity® VIP International Capital Appreciation Svc 2	1.03	7.92	6.61	8.01
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	1.50	0.20	1.68
Growth	Fidelity® VIP Mid Cap Service 2	0.82	17.18	11.06	8.94
Foreign Stock	Fidelity® VIP Overseas Service 2[3]	0.98	4.81	5.50	6.06
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	0.85	6.25	1.94	3.67
Multisector Bond	Fidelity® VIP Strategic Income Service 2	0.90	5.78	2.54	3.34
Growth	Fidelity® VIP Value Strategies Service 2	0.85	9.16	11.93	9.37

Franklin Templeton Variable Insurance Products Advisor: Franklin Advisers, Inc.
Growth	Franklin DynaTech VIP Fund - Class 2	0.90	30.44	13.64	12.67
Specialty - Real Estate	Franklin Global Real Estate VIP 2	1.25	(0.32)	(0.30)	2.30
Growth and Income	Franklin Income VIP 2	0.71	7.20	5.29	5.27
World Stock	Franklin Mutual Global Discovery VIP 2[3]	1.15	4.66	6.42	5.87
Growth	Franklin Mutual Shares VIP 2[3]	0.93	11.27	5.75	5.83
Growth and Income	Franklin Rising Dividends VIP 2	0.90	10.79	10.30	10.44
Asset Allocation	Franklin VolSmart Allocation VIP 2	1.00	11.66	8.54	6.80
Advisor: Templeton Asset Management Ltd. Subadvisor: Franklin Templeton Investment Management Limited
Diversified Emerging Markets	Templeton Developing Markets VIP 2	1.35	7.67	0.88	3.98
Foreign Stock	Templeton Foreign VIP 2	1.07	(1.00)	2.60	2.38
Income	Templeton Global Bond VIP 2[2]	0.75	(11.37)	(4.85)	(2.03)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Advisor: Invesco Advisers, Inc.
Foreign Stock	Invesco Oppenheimer VI International Growth II2	1.25	(1.81)	2.83	4.15
Growth	Invesco V.I. Discovery Mid Cap Growth II	1.12	23.92	9.92	11.29
Small Company	Invesco V.I. Main Street Small Cap II	1.13	12.41	10.22	8.73
Asset Allocation	Invesco VI Balanced-Risk Allocation II2	1.13	3.56	2.51	3.57
Income	Invesco VI Core Plus Bond II2	0.86	2.72	0.08	1.98
Equity-Income	Invesco VI Diversified Dividend II	0.93	12.96	7.37	7.57
Growth and Income	Invesco VI Equally Weighted S&P 500 II	0.59	12.47	10.20	9.64
Equity-Income	Invesco VI Equity and Income II	0.82	11.91	8.12	7.09
World Stock	Invesco VI Global II	1.07	15.78	9.21	9.58
Growth	Invesco VI Main Street II	1.05	23.39	11.81	10.97
Small Company	Invesco VI Small Cap Equity II	1.20	17.85	10.60	7.82
Janus Aspen Series Advisor: Janus Henderson Investors US LLC
Balanced	Janus Henderson VIT Balanced Svc	0.87	15.15	8.06	8.40
Growth	Janus Henderson VIT Enterprise Svc	0.97	15.32	9.61	12.12
Income	Janus Henderson VIT Flexible Bond Svc[2,3]	0.82	1.63	0.09	1.35
Large Growth	Janus Henderson VIT Forty Svc	0.80	28.14	15.12	15.36
Specialty - Technology	Janus Henderson VIT Global Technology & Innovation Svc	0.97	31.76	17.80	19.06

World Stock	Janus Henderson VIT Global Research Svc	0.86	23.27	12.07	10.27
Growth	Janus Henderson VIT Mid Cap Value Svc	0.93	12.80	6.86	7.33
Foreign Stock	Janus Henderson VIT Overseas Svc	1.14	5.58	6.95	5.29
Growth	Janus Henderson VIT Research Svc[3]	0.82	34.96	16.49	14.25
John Hancock Variable Insurance Trust Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Manulife Investment Management (US) LLC
Specialty - Financial	JHVIT Financial Industries II2	1.14	29.99	9.18	8.78
Growth	JHVIT Fundamental All Cap Core II3	0.96	23.92	15.87	13.43
Growth and Income	JHVIT Select Bond II2	0.85	1.56	(0.23)	1.29
Multisector Bond	JHVIT Strategic Income Opportunities II2	0.99	2.91	1.55	2.39
Lazard Retirement Series Advisor: Lazard Asset Management LLC
Asset Allocation	Lazard Retirement Global Dynamic Multi Asset Svc[2]	1.05	8.60	2.33	4.35
Foreign Stock	Lazard Retirement International Equity Ser[2]	1.11	5.63	3.57	3.99
Lord Abbett Series Advisor: Lord, Abbett & Co. LLC
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	0.96	6.72	1.90	3.73
Growth	Lord Abbett Series Developing Growth VC2,3	1.04	22.18	7.27	8.59
Growth and Income	Lord Abbett Series Fundamental Equity VC2, 3	1.08	16.65	8.81	7.91
Income	Lord Abbett Series Short Duration Income VC	0.85	5.14	1.70	2.09
Lincoln Variable Insurance Products Trust Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.
Balanced	LVIP American Century Balanced Service Class[2]	1.02	11.79	6.79	6.50
Mid-Cap Growth	LVIP American Century Cap Appreciation Svc[2]	0.94	24.79	11.27	10.79
Growth and Income	LVIP American Century Disciplined Core Value Service Class	0.96	12.84	7.91	7.97
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class	0.77	1.54	1.22	1.73
Growth	LVIP American Century Mid Cap Value Service Class	1.01	8.52	7.13	7.87

Growth	LVIP American Century Ultra® Service Class[2]	0.90	28.62	18.01	16.29
Growth	LVIP American Century Value Service Class[2]	0.86	9.29	8.41	8.01
IVY Variable Insurance Portfolios Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG
Growth and Income	Macquarie VIP Asset Strategy Svc[2,3]	0.85	12.44	6.56	5.27
Balanced	Macquarie VIP Balanced Svc[3]	1.03	15.60	8.30	7.14
Specialty - Natural Resources	Macquarie VIP Energy Svc[3]	1.17	(5.60)	5.79	(1.89)
Foreign Stock	Macquarie VIP Global Growth Svc[2,3]	1.04	17.08	10.48	9.27
Growth	Macquarie VIP Growth Svc[3]	1.00	23.90	16.13	15.26
Corporate Bond - High Yield	Macquarie VIP High Income Svc[3]	0.96	6.19	3.51	4.13
Foreign Stock	Macquarie VIP International Core Equity Svc[3]	1.11	3.79	4.71	4.24
Growth	Macquarie VIP Mid Cap Growth Svc[2,3]	1.10	2.20	7.96	9.88
Specialty - Natural Resources	Macquarie VIP Natural Resources Svc[3]	1.30	(0.58)	5.81	0.98
Specialty - Technology	Macquarie VIP Science and Technology Svc[3]	1.15	30.59	14.05	13.54
Small Company	Macquarie VIP Small Cap Growth Svc[3]	1.14	14.26	6.25	7.53
Growth	Macquarie VIP Smid Cap Core Svc[3]	1.17	14.26	7.79	8.41
World Stock	Macquarie VIP International Ser Std (formerly Delaware VIP International Ser Std)[2,3] Delaware Funds by Macquarie	0.86	3.98	4.75	4.25
Growth	Macquarie VIP Opportunities Ser Standard[3]	0.83	14.63	9.44	8.25
Growth	Macquarie VIP Total Return Ser Std[3]	0.85	10.80	5.56	5.37
MFS® Variable Insurance Trust Advisor: Massachusetts Financial Services Company
Growth	MFS® VIT II Blended Research Core Equity Svc[2]	0.68	25.18	14.86	12.04
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2]	0.88	2.70	0.23	2.27
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2]	1.48	11.31	0.24	3.14
Asset Allocation	MFS® VIT II Global Tactical Allocation Svc[2]	1.08	4.68	2.87	3.66
Foreign Stock	MFS® VIT II International Intrinsic Value Svc[2]	1.14	6.97	4.88	7.26
Specialty - Technology	MFS® VIT II Technology Svc[2]	1.10	36.45	17.46	17.75
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2]	1.15	(2.92)	0.66	4.47
Growth	MFS® VIT New Discovery Svc[2]	1.12	6.44	4.71	8.92
Specialty - Utility	MFS® VIT Utilities Series Service[2]	1.04	11.34	5.61	6.02
New Age Alpha Variable Funds Trust Advisor: New Age Alpha Advisors, LLC
Small Company	NAA Small Cap Value Series Fund[3]	1.13	8.51	7.56	6.57

PIMCO Variable Insurance Trust Advisor: Pacific Investment Management Company LLC
Growth and Income	PIMCO Dynamic Bond Adv	1.14	5.51	2.27	2.47
Growth and Income	PIMCO Global Managed Asset Allocation Portfolio Adv[2]	1.34	10.75	6.03	5.75
Worldwide Bond	PIMCO Global Bond Opportunities (Unhedged) Adv[3]	1.11	(0.60)	(0.43)	0.72
Income	PIMCO Income Advisor	1.13	5.30	2.61	N/A
Growth and Income	PIMCO International Bond (USD-Hedged) Adv	1.38	5.36	1.24	2.41
Growth and Income	PIMCO VIT All Asset Adv[2]	2.29	3.57	4.31	4.25
Growth and Income	PIMCO VIT CommodityRealReturn® Strategy Adv	1.58	3.97	6.98	1.55
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	1.37	7.42	0.82	3.27
Tactical	PIMCO VIT Global Diversified Alloc Adv	1.31	9.02	3.12	4.36
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	0.87	6.78	3.25	4.39
Growth and Income	PIMCO VIT Low Duration Adv	0.79	4.39	0.98	1.18
Worldwide Bond	PIMCO VIT Real Return Adv	0.94	2.03	1.83	2.05
Corporate Bond - General	PIMCO VIT Short-Term Adv	0.76	5.95	2.66	2.30
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[2]	0.91	13.37	8.81	7.67
Growth and Income	PIMCO VIT Total Return Adv	0.85	2.43	(0.13)	1.43
Pioneer Variable Contracts Trust Advisor: Amundi Asset Management US, Inc.
Corporate Bond - General	Victory Pioneer Bond VCT ll	0.89	3.02	0.43	1.73
Equity-Income	Victory Pioneer Equity Income VCT II3	1.08	10.97	6.48	7.99
Corporate Bond - High Yield	Victory Pioneer High Yield VCT II3	1.20	8.51	2.87	3.96
Income	Victory Pioneer Strategic Income VCT II2	1.06	3.88	1.40	2.45
Growth and Income	Victory Pioneer VCT II	1.05	22.31	14.86	13.05
Principal Variable Contracts Funds Advisor: Principal Global Investors, LLC
Growth	Principal Blue Chip 3[2]	1.05	21.00	N/A	N/A
Balanced	Principal Diversified Balanced 3	0.63	9.47	5.63	6.01
Growth	Principal Diversified Growth 3	0.64	12.07	7.44	7.44
Income	Principal Diversified Income 3	0.63	6.86	3.76	4.52
Equity-Income	Principal Equity Income 3	0.89	15.07	8.08	9.16
The Prudential Series Fund Advisor: PGIM Investments LLC
Growth	PSF PGIM Jennison Growth Portfolio II3	1.02	30.35	17.36	15.87

Growth	PSF Mid-Cap growth Portfolio II3	1.06		13.78	10.53	9.85
Growth	PSF Natural Resources Portfolio II2,3	0.91		3.95	12.40	3.61
Growth	PSF PGIM Jennison Blend Port II3	0.86		25.80	13.79	11.85
Putnam Variable Trust Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited
Large Blend	Putnam VT Core Equity IB	0.95		26.96	16.06	13.17
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB2	1.34		15.77	2.77	4.03
Foreign Large Blend	Putnam VT Focused Intl Eq IB2	1.07		3.30	4.54	5.85
Asset Allocation	Putnam VT George Putnam Balanced IB	0.92		16.73	9.11	8.60
Asset Allocation	Putnam VT Global Asset Allocation IB2	1.11		16.36	8.00	7.00
Health	Putnam VT Global Health Care IB	1.01		1.43	7.94	7.65
High Yield Bond	Putnam VT High Yield IB	1.00	7.00	7.86	3.38	4.25
Foreign Large Blend	Putnam VT International Equity IB	1.10		2.97	4.88	4.74
Foreign Large Value	Putnam VT International Value IB	1.13		5.21	6.81	5.46
Large Growth	Putnam VT Large Cap Growth IB	0.90		33.41	17.91	16.22
Large Value	Putnam VT Large Cap Value IB	0.82		19.14	12.45	10.88
Large Blend	Putnam VT Research IB	0.99		26.28	14.91	13.02
Small Company	Putnam VT Small Cap Growth IB	1.14		23.33	12.97	9.64
Small Company	Putnam VT Small Cap Value IB	1.03		6.20	10.71	8.10
Royce Capital Fund Advisor: Royce & Associates, LP d/b/a Royce Investment Partners
Small Company	Royce Capital Micro-Cap Svc[2,3]	1.46		13.28	10.70	7.02
Small Company	Royce Capital Small-Cap Svc[2]	1.39		3.26	6.93	5.38
Rydex Variable Trust Advisor: Security Investors, LLC d/b/a Guggenheim Investments
Growth and Income	Guggenheim VT Global Managed Futures Strategy	2.05		0.37	3.73	0.75
Growth	Guggenheim VT Multi-Hedge Strategies[2]	1.75		(3.66)	2.43	1.68
Specialty - Health	Rydex Var Biotechnology[3]	1.78		(1.40)	2.11	3.52
Growth	Rydex Var S&P 500 Pure Growth[3]	1.69		26.67	9.44	9.23
Growth	Rydex Var S&P MidCap 400 Pure Growth[3]	1.69		16.15	8.58	6.25
T. Rowe Price Associates, Inc. Advisor: T. Rowe Price Associates, Inc.
Growth	T. Rowe Price Blue Chip Growth Port II2	1.00		35.17	14.18	14.48
Equity-Income	T. Rowe Price Equity Income Port II	0.99		11.38	8.21	8.00
Specialty - Health	T. Rowe Price Health Sciences Port II	1.11		1.42	5.81	8.20
Growth	T. Rowe Price Mid-Cap Growth Port II	1.09		9.04	7.35	9.85
VanEck VIP Trust Advisor: VanEck Associates Corporation
Growth	VanEck VIP Global Resources Fund S	1.31		(3.09)	7.28	0.57
Legg Mason Partners Variable Income Trust
Advisor: Franklin Templeton Fund Advisor, LLC
Subadvisors: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore

Growth and Income	Western Asset Core Plus VIT II3	0.76		(0.86)	(1.42)	1.21
Corporate Bond - High Yield	Western Asset Variable Global High Yield Bond II3	1.08		6.70	1.81	3.45
1During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/individual-investors-va-prospectuses. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

		Average Annual Total Returns (as of 12/31/2024)
Type	Portfolio and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Alliance Bernstein Variable Product Series Advisor: AllianceBernstein LP
Asset Allocation	AB VPS Dynamic Asset Allocation B2,3	1.10	10.43	3.15	3.82
Small Company	AB VPS Small Cap Growth B2,3	1.15	18.44	7.28	10.34
Small Company	AB VPS Discovery Value B	1.06	9.72	8.57	7.36
The Alger Portfolios Advisor: Fred Alger Management, LLC
Aggressive Growth	Alger Capital Appreciation S	1.20	47.77	17.55	15.30
ALPS Variable Investment Trust Advisor: ALPS Advisors, Inc.
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2]	1.30	40.60	14.15	5.07
Growth and Income	ALPS/Red Rocks Global Opportunity III[2,3]	2.41	18.01	7.91	9.07
American Funds Insurance Series Advisor: Capital Research and Management Company
Asset Allocation	American Funds IS® Asset Allocation 4	0.80	16.11	8.04	8.05
Growth	American Funds IS® Capital Income Builder®4[2]	0.78	9.93	5.75	5.17
World Stock	American Funds IS® Capital World Growth & Income 4	0.91	13.70	7.04	8.17
Balanced	American Funds IS® Global Balanced 4	1.02	6.32	4.56	5.65
World Stock	American Funds IS® Global Growth 4	0.91	13.39	9.49	10.46
Small Company	American Funds IS® Global Small Cap 4	1.16	2.12	2.74	5.54
Growth	American Funds IS® Growth 4	0.84	31.30	18.53	16.29
Growth and Income	American Funds IS® Growth-Income 4	0.78	23.92	12.73	11.93
Foreign Stock	American Funds IS® International 4	1.03	2.93	0.97	3.75
Foreign Stock	American Funds IS® International Growth And Income 4[2]	1.03	3.11	2.28	3.73
Growth	American Funds IS® New World 4[2]	1.07	6.33	4.29	5.96
Corporate Bond - General	American Funds IS® The Bond Fund of America 4	0.73	0.98	0.07	1.42
Government Bond - General	American Funds IS® Ultra-Short Bond 4	0.81	4.62	1.76	1.03
Corporate Bond - High Quality	American Funds IS® US Government Securities 4[2]	0.76	0.44	(0.13)	0.84

Growth and Income	American Funds IS® Washington Mutual Investors 4[2]	0.77	18.85	11.92	9.99
BlackRock Variable Series Funds Advisor: BlackRock Advisors, LLC
Asset Allocation	BlackRock 60/40 Target Allocation ETF VI III[2]	0.56	11.36	6.86	6.48
Growth	BlackRock Advantage Large Cap Core V.I. III[2,3]	0.94	25.11	13.81	12.07
Growth and Income	BlackRock Basic Value V.I. 3[2]	1.02	10.05	8.72	7.48
Equity-Income	BlackRock Equity Dividend V.I. III[2]	0.92	9.71	7.98	8.79
Asset Allocation	BlackRock Global Allocation V.I. III[2]	1.02	8.93	5.72	5.32
Growth	BlackRock Large Cap Focus Growth Equity V.I. III[2]	1.04	31.39	15.88	15.01
Calvert Variable Portfolio Advisor: Calvert Research and Management
Growth and Income	CVT VP S&P 500 Index[2,3]	0.28	24.63	14.21	12.76
Balanced	Calvert VP SRI Balanced F	0.90	18.91	9.03	8.06
Growth	Calvert VP SRI Mid Cap	0.99	10.22	5.05	6.40
Legg Mason Partners Variable Equity Trust Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC
Growth	ClearBridge Variable Growth II3	1.10	12.42	5.83	5.68
Equity-Income	ClearBridge Variable Dividend Strategy II	1.00	16.69	10.69	10.47
Growth	ClearBridge Variable Large Cap Growth II	1.01	27.56	14.46	14.29
Growth	ClearBridge Variable Mid Cap II	1.08	9.73	6.35	7.02
Small Company	ClearBridge Variable Small Cap Growth II	1.05	4.23	5.13	7.66
Columbia Variable Portfolio Advisor: Columbia Management Investment Advisers, LLC
Growth and Income	Columbia VP Contrarian Core 2[2]	0.95	23.10	14.78	12.52
Equity-Income	Columbia VP Dividend Opportunity 2[2]	0.99	15.12	8.62	8.25
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2,3]	1.34	5.45	(1.01)	3.18
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	1.00	6.13	0.46	2.66
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2]	0.89	6.88	3.51	4.50
Growth	Columbia VP Select Large Cap Value 2	0.95	12.58	9.29	8.98
Growth	Columbia VP Select Mid Cap Value 2	1.07	12.27	9.58	8.18
Specialty - Technology	Columbia VP Seligman Global Tech 2[2]	1.20	26.58	20.37	20.25
Growth	Columbia VP Small Cap Value 2	1.11	8.67	10.98	8.98
Multisector Bond	Columbia VP Strategic Income 2[2]	0.94	4.51	1.82	3.10
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	0.71	1.33	(1.06)	0.92

Donoghue Forlines Funds Advisor: Donoghue Forlines LLC
Equity-Income	Donoghue Forlines Dividend VIT 1[3]	2.02	12.76	3.75	1.43
Deutsche DWS Variable Series Advisor: DWS Investment Management Americas, Inc
Asset Allocation	DWS Alternative Asset Allocation VIP B	1.21	5.30	3.97	2.83
Growth	DWS Equity 500 Index VIP B2	0.64	24.16	13.79	12.42
Small Company	DWS Small Cap Index VIP B	0.68	10.89	6.77	7.23
Growth	DWS Small Mid Cap Value VIP B2,3	1.17	5.79	5.51	5.20
Eaton Vance Variable Trust Advisor: Eaton Vance Management
Income	Eaton Vance VT Floating-Rate Income Init	1.17	7.68	4.25	3.93
Federated Hermes Insurance Series Advisor: Federated Investment Management Company
Corporate Bond - High Yield	Federated Hermes High Income Bond II S2	1.06	5.85	2.92	4.22
Growth	Federated Hermes Kaufmann II S3	1.80	16.78	4.21	9.09
Growth and Income	Federated Hermes Managed Volatility II S	1.22	15.41	5.07	5.05
Fidelity® Variable Insurance Products Advisor: Fidelity Management & Research Company LLC
Growth	Fidelity® VIP Contrafund Service 2	0.81	33.45	16.74	13.33
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	1.14	9.71	4.09	5.78
Specialty - Natural Resources	Fidelity® VIP Energy Service 2	0.86	4.02	12.13	4.19
Growth and Income	Fidelity® VIP FundsManager 50% Service 2[2]	0.85	8.38	5.60	5.69
Growth and Income	Fidelity® VIP FundsManager 70% Service 2[2]	0.89	10.68	7.40	7.29
Growth and Income	Fidelity® VIP FundsManager 85% Service 2[2]	0.93	12.38	8.57	8.45
Money Mkt - Government	Fidelity® VIP Government Money Market Service 2[1]	0.52	4.82	2.17	1.44
Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	38.54	18.46	17.92
Growth and Income	Fidelity® VIP High Income Service 2[3]	1.02	8.62	2.47	3.90
Foreign Stock	Fidelity® VIP International Capital Appreciation Svc 2	1.03	7.92	6.61	8.01
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	1.50	0.20	1.68
Growth	Fidelity® VIP Mid Cap Service 2	0.82	17.18	11.06	8.94
Foreign Stock	Fidelity® VIP Overseas Service 2[3]	0.98	4.81	5.50	6.06
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	0.85	6.25	1.94	3.67
Multisector Bond	Fidelity® VIP Strategic Income Service 2	0.90	5.78	2.54	3.34
Growth	Fidelity® VIP Value Strategies Service 2	0.85	9.16	11.93	9.37

Franklin Templeton Variable Insurance Products Advisor: Franklin Advisers, Inc.
Growth	Franklin DynaTech VIP Fund - Class 2	0.90	30.44	13.64	12.67
Specialty - Real Estate	Franklin Global Real Estate VIP 2	1.25	(0.32)	(0.30)	2.30
Growth and Income	Franklin Income VIP 2	0.71	7.20	5.29	5.27
World Stock	Franklin Mutual Global Discovery VIP 2[3]	1.15	4.66	6.42	5.87
Growth	Franklin Mutual Shares VIP 2[3]	0.93	11.27	5.75	5.83
Growth and Income	Franklin Rising Dividends VIP 2	0.90	10.79	10.30	10.44
Asset Allocation	Franklin VolSmart Allocation VIP 2	1.00	11.66	8.54	6.80
Advisor: Templeton Asset Management Ltd. Subadvisor: Franklin Templeton Investment Management Limited
Diversified Emerging Markets	Templeton Developing Markets VIP 2	1.35	7.67	0.88	3.98
Foreign Stock	Templeton Foreign VIP 2	1.07	(1.00)	2.60	2.38
Income	Templeton Global Bond VIP 2[2]	0.75	(11.37)	(4.85)	(2.03)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Advisor: Invesco Advisers, Inc.
Foreign Stock	Invesco Oppenheimer VI International Growth II2	1.25	(1.81)	2.83	4.15
Growth	Invesco V.I. Discovery Mid Cap Growth II	1.12	23.92	9.92	11.29
Small Company	Invesco V.I. Main Street Small Cap II	1.13	12.41	10.22	8.73
Asset Allocation	Invesco VI Balanced-Risk Allocation II2	1.13	3.56	2.51	3.57
Income	Invesco VI Core Plus Bond II2	0.86	2.72	0.08	1.98
Equity-Income	Invesco VI Diversified Dividend II	0.93	12.96	7.37	7.57
Growth and Income	Invesco VI Equally Weighted S&P 500 II	0.59	12.47	10.20	9.64
Equity-Income	Invesco VI Equity and Income II	0.82	11.91	8.12	7.09
World Stock	Invesco VI Global II	1.07	15.78	9.21	9.58
Growth	Invesco VI Main Street II	1.05	23.39	11.81	10.97
Small Company	Invesco VI Small Cap Equity II	1.20	17.85	10.60	7.82
Janus Aspen Series Advisor: Janus Henderson Investors US LLC
Balanced	Janus Henderson VIT Balanced Svc	0.87	15.15	8.06	8.40
Growth	Janus Henderson VIT Enterprise Svc	0.97	15.32	9.61	12.12
Income	Janus Henderson VIT Flexible Bond Svc[2,3]	0.82	1.63	0.09	1.35
Large Growth	Janus Henderson VIT Forty Svc	0.80	28.14	15.12	15.36
Specialty - Technology	Janus Henderson VIT Global Technology & Innovation Svc	0.97	31.76	17.80	19.06

World Stock	Janus Henderson VIT Global Research Svc	0.86	23.27	12.07	10.27
Growth	Janus Henderson VIT Mid Cap Value Svc	0.93	12.80	6.86	7.33
Foreign Stock	Janus Henderson VIT Overseas Svc	1.14	5.58	6.95	5.29
Growth	Janus Henderson VIT Research Svc[3]	0.82	34.96	16.49	14.25
John Hancock Variable Insurance Trust Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Manulife Investment Management (US) LLC
Specialty - Financial	JHVIT Financial Industries II2	1.14	29.99	9.18	8.78
Growth	JHVIT Fundamental All Cap Core II3	0.96	23.92	15.87	13.43
Growth and Income	JHVIT Select Bond II2	0.85	1.56	(0.23)	1.29
Multisector Bond	JHVIT Strategic Income Opportunities II2	0.99	2.91	1.55	2.39
Lazard Retirement Series Advisor: Lazard Asset Management LLC
Asset Allocation	Lazard Retirement Global Dynamic Multi Asset Svc[2]	1.05	8.60	2.33	4.35
Foreign Stock	Lazard Retirement International Equity Ser[2]	1.11	5.63	3.57	3.99
Lord Abbett Series Advisor: Lord, Abbett & Co. LLC
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	0.96	6.72	1.90	3.73
Growth	Lord Abbett Series Developing Growth VC2,3	1.04	22.18	7.27	8.59
Growth and Income	Lord Abbett Series Fundamental Equity VC2, 3	1.08	16.65	8.81	7.91
Income	Lord Abbett Series Short Duration Income VC	0.85	5.14	1.70	2.09
Lincoln Variable Insurance Products Trust Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.
Balanced	LVIP American Century Balanced Service Class[2]	1.02	11.79	6.79	6.50
Mid-Cap Growth	LVIP American Century Cap Appreciation Svc[2]	0.94	24.79	11.27	10.79
Growth and Income	LVIP American Century Disciplined Core Value Service Class	0.96	12.84	7.91	7.97
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class	0.77	1.54	1.22	1.73
Growth	LVIP American Century Mid Cap Value Service Class	1.01	8.52	7.13	7.87

Growth	LVIP American Century Ultra® Service Class[2]	0.90	28.62	18.01	16.29
Growth	LVIP American Century Value Service Class[2]	0.86	9.29	8.41	8.01
IVY Variable Insurance Portfolios Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG
Growth and Income	Macquarie VIP Asset Strategy Svc[2,3]	0.85	12.44	6.56	5.27
Balanced	Macquarie VIP Balanced Svc[3]	1.03	15.60	8.30	7.14
Specialty - Natural Resources	Macquarie VIP Energy Svc[3]	1.17	(5.60)	5.79	(1.89)
Foreign Stock	Macquarie VIP Global Growth Svc[2,3]	1.04	17.08	10.48	9.27
Growth	Macquarie VIP Growth Svc[3]	1.00	23.90	16.13	15.26
Corporate Bond - High Yield	Macquarie VIP High Income Svc[3]	0.96	6.19	3.51	4.13
Foreign Stock	Macquarie VIP International Core Equity Svc[3]	1.11	3.79	4.71	4.24
Growth	Macquarie VIP Mid Cap Growth Svc[2,3]	1.10	2.20	7.96	9.88
Specialty - Natural Resources	Macquarie VIP Natural Resources Svc[3]	1.30	(0.58)	5.81	0.98
Specialty - Technology	Macquarie VIP Science and Technology Svc[3]	1.15	30.59	14.05	13.54
Small Company	Macquarie VIP Small Cap Growth Svc[3]	1.14	14.26	6.25	7.53
Growth	Macquarie VIP Smid Cap Core Svc[3]	1.17	14.26	7.79	8.41
World Stock	Macquarie VIP International Ser Std (formerly Delaware VIP International Ser Std)[2,3] Delaware Funds by Macquarie	0.86	3.98	4.75	4.25
Growth	Macquarie VIP Opportunities Ser Standard[3]	0.83	14.63	9.44	8.25
Growth	Macquarie VIP Total Return Ser Std[3]	0.85	10.80	5.56	5.37
MFS® Variable Insurance Trust Advisor: Massachusetts Financial Services Company
Growth	MFS® VIT II Blended Research Core Equity Svc[2]	0.68	25.18	14.86	12.04
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2]	0.88	2.70	0.23	2.27
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2]	1.48	11.31	0.24	3.14
Asset Allocation	MFS® VIT II Global Tactical Allocation Svc[2]	1.08	4.68	2.87	3.66
Foreign Stock	MFS® VIT II International Intrinsic Value Svc[2]	1.14	6.97	4.88	7.26
Specialty - Technology	MFS® VIT II Technology Svc[2]	1.10	36.45	17.46	17.75
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2]	1.15	(2.92)	0.66	4.47
Growth	MFS® VIT New Discovery Svc[2]	1.12	6.44	4.71	8.92
Specialty - Utility	MFS® VIT Utilities Series Service[2]	1.04	11.34	5.61	6.02
New Age Alpha Variable Funds Trust Advisor: New Age Alpha Advisors, LLC
Small Company	NAA Small Cap Value Series Fund[3]	1.13	8.51	7.56	6.57

PIMCO Variable Insurance Trust Advisor: Pacific Investment Management Company LLC
Growth and Income	PIMCO Dynamic Bond Adv	1.14	5.51	2.27	2.47
Growth and Income	PIMCO Global Managed Asset Allocation Portfolio Adv[2]	1.34	10.75	6.03	5.75
Worldwide Bond	PIMCO Global Bond Opportunities (Unhedged) Adv[3]	1.11	(0.60)	(0.43)	0.72
Income	PIMCO Income Advisor	1.13	5.30	2.61	N/A
Growth and Income	PIMCO International Bond (USD-Hedged) Adv	1.38	5.36	1.24	2.41
Growth and Income	PIMCO VIT All Asset Adv[2]	2.29	3.57	4.31	4.25
Growth and Income	PIMCO VIT CommodityRealReturn® Strategy Adv	1.58	3.97	6.98	1.55
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	1.37	7.42	0.82	3.27
Tactical	PIMCO VIT Global Diversified Alloc Adv	1.31	9.02	3.12	4.36
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	0.87	6.78	3.25	4.39
Growth and Income	PIMCO VIT Low Duration Adv	0.79	4.39	0.98	1.18
Worldwide Bond	PIMCO VIT Real Return Adv	0.94	2.03	1.83	2.05
Corporate Bond - General	PIMCO VIT Short-Term Adv	0.76	5.95	2.66	2.30
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[2]	0.91	13.37	8.81	7.67
Growth and Income	PIMCO VIT Total Return Adv	0.85	2.43	(0.13)	1.43
Pioneer Variable Contracts Trust Advisor: Amundi Asset Management US, Inc.
Corporate Bond - General	Victory Pioneer Bond VCT ll	0.89	3.02	0.43	1.73
Equity-Income	Victory Pioneer Equity Income VCT II3	1.08	10.97	6.48	7.99
Corporate Bond - High Yield	Victory Pioneer High Yield VCT II3	1.20	8.51	2.87	3.96
Income	Victory Pioneer Strategic Income VCT II2	1.06	3.88	1.40	2.45
Growth and Income	Victory Pioneer VCT II	1.05	22.31	14.86	13.05
Principal Variable Contracts Funds Advisor: Principal Global Investors, LLC
Growth	Principal Blue Chip 3[2]	1.05	21.00	N/A	N/A
Balanced	Principal Diversified Balanced 3	0.63	9.47	5.63	6.01
Growth	Principal Diversified Growth 3	0.64	12.07	7.44	7.44
Income	Principal Diversified Income 3	0.63	6.86	3.76	4.52
Equity-Income	Principal Equity Income 3	0.89	15.07	8.08	9.16
The Prudential Series Fund Advisor: PGIM Investments LLC
Growth	PSF PGIM Jennison Growth Portfolio II3	1.02	30.35	17.36	15.87

Growth	PSF Mid-Cap growth Portfolio II3	1.06		13.78	10.53	9.85
Growth	PSF Natural Resources Portfolio II2,3	0.91		3.95	12.40	3.61
Growth	PSF PGIM Jennison Blend Port II3	0.86		25.80	13.79	11.85
Putnam Variable Trust Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited
Large Blend	Putnam VT Core Equity IB	0.95		26.96	16.06	13.17
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB2	1.34		15.77	2.77	4.03
Foreign Large Blend	Putnam VT Focused Intl Eq IB2	1.07		3.30	4.54	5.85
Asset Allocation	Putnam VT George Putnam Balanced IB	0.92		16.73	9.11	8.60
Asset Allocation	Putnam VT Global Asset Allocation IB2	1.11		16.36	8.00	7.00
Health	Putnam VT Global Health Care IB	1.01		1.43	7.94	7.65
High Yield Bond	Putnam VT High Yield IB	1.00	7.00	7.86	3.38	4.25
Foreign Large Blend	Putnam VT International Equity IB	1.10		2.97	4.88	4.74
Foreign Large Value	Putnam VT International Value IB	1.13		5.21	6.81	5.46
Large Growth	Putnam VT Large Cap Growth IB	0.90		33.41	17.91	16.22
Large Value	Putnam VT Large Cap Value IB	0.82		19.14	12.45	10.88
Large Blend	Putnam VT Research IB	0.99		26.28	14.91	13.02
Small Company	Putnam VT Small Cap Growth IB	1.14		23.33	12.97	9.64
Small Company	Putnam VT Small Cap Value IB	1.03		6.20	10.71	8.10
Royce Capital Fund Advisor: Royce & Associates, LP d/b/a Royce Investment Partners
Small Company	Royce Capital Micro-Cap Svc[2,3]	1.46		13.28	10.70	7.02
Small Company	Royce Capital Small-Cap Svc[2]	1.39		3.26	6.93	5.38
Rydex Variable Trust Advisor: Security Investors, LLC d/b/a Guggenheim Investments
Growth and Income	Guggenheim VT Global Managed Futures Strategy	2.05		0.37	3.73	0.75
Growth	Guggenheim VT Multi-Hedge Strategies[2]	1.75		(3.66)	2.43	1.68
Specialty - Health	Rydex Var Biotechnology[3]	1.78		(1.40)	2.11	3.52
Growth	Rydex Var S&P 500 Pure Growth[3]	1.69		26.67	9.44	9.23
Growth	Rydex Var S&P MidCap 400 Pure Growth[3]	1.69		16.15	8.58	6.25
T. Rowe Price Associates, Inc. Advisor: T. Rowe Price Associates, Inc.
Growth	T. Rowe Price Blue Chip Growth Port II2	1.00		35.17	14.18	14.48
Equity-Income	T. Rowe Price Equity Income Port II	0.99		11.38	8.21	8.00
Specialty - Health	T. Rowe Price Health Sciences Port II	1.11		1.42	5.81	8.20
Growth	T. Rowe Price Mid-Cap Growth Port II	1.09		9.04	7.35	9.85
VanEck VIP Trust Advisor: VanEck Associates Corporation
Growth	VanEck VIP Global Resources Fund S	1.31		(3.09)	7.28	0.57
Legg Mason Partners Variable Income Trust
Advisor: Franklin Templeton Fund Advisor, LLC
Subadvisors: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore

Growth and Income	Western Asset Core Plus VIT II3	0.76		(0.86)	(1.42)	1.21
Corporate Bond - High Yield	Western Asset Variable Global High Yield Bond II3	1.08		6.70	1.81	3.45

C000107223 [Member] | C000028529 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	AB VPS Small Cap Growth B2,3
Portfolio Company Adviser [Text Block]	AllianceBernstein LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000098722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation B2,3
Portfolio Company Adviser [Text Block]	AllianceBernstein LP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	3.82%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000028839 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	AB VPS Discovery Value B
Portfolio Company Adviser [Text Block]	AllianceBernstein LP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
C000107223 [Member] | C000025033 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Aggressive Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation S
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	47.77%
Average Annual Total Returns, 5 Years [Percent]	17.55%
Average Annual Total Returns, 10 Years [Percent]	15.30%
C000107223 [Member] | C000146221 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	ALPS/Red Rocks Global Opportunity III[2,3]
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	2.41%
Average Annual Total Returns, 1 Year [Percent]	18.01%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000125263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure III[2]
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	5.07%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121516 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	American Funds IS® International Growth And Income 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121506 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	American Funds IS® Global Small Cap 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	5.54%
C000107223 [Member] | C000121513 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	American Funds IS® The Bond Fund of America 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
C000107223 [Member] | C000121502 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	American Funds IS® Global Growth 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000107223 [Member] | C000121504 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Quality
Portfolio Company Name [Text Block]	American Funds IS® US Government Securities 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® Growth 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.30%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
C000107223 [Member] | C000121517 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	American Funds IS® Global Balanced 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000107223 [Member] | C000121511 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000107223 [Member] | C000121514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	American Funds IS® Capital World Growth & Income 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000107223 [Member] | C000121508 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	American Funds IS® International 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.93%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.75%
C000107223 [Member] | C000121510 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	American Funds IS® Washington Mutual Investors 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000140606 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® Capital Income Builder®4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121512 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000107223 [Member] | C000121509 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® New World 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121505 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond - General
Portfolio Company Name [Text Block]	American Funds IS® Ultra-Short Bond 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	1.03%
C000107223 [Member] | C000007925 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. 3[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000141139 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF VI III[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007919 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. III[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.79%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. III[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007907 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. III[2,3]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	25.11%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007910 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth Equity V.I. III[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	31.39%
Average Annual Total Returns, 5 Years [Percent]	15.88%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000107223 [Member] | C000030367 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	CVT VP S&P 500 Index[2,3]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.63%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	12.76%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000023790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.40%
C000107223 [Member] | C000135675 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.91%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000107223 [Member] | C000047116 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Growth II3
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000107223 [Member] | C000047119 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.56%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.29%
C000107223 [Member] | C000047122 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.02%
C000107223 [Member] | C000047263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	7.66%
C000107223 [Member] | C000022693 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.47%
C000107223 [Member] | C000088772 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Select Mid Cap Value 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	8.18%
C000107223 [Member] | C000097669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Columbia VP Seligman Global Tech 2[2]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	26.58%
Average Annual Total Returns, 5 Years [Percent]	20.37%
Average Annual Total Returns, 10 Years [Percent]	20.25%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000088760 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Columbia VP High Yield Bond 2[2]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000112083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets Bond 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	2.66%
C000107223 [Member] | C000088792 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Columbia VP Strategic Income 2[2]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000088786 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Columbia VP Dividend Opportunity 2[2]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000088788 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets 2[2,3]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	3.18%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000112075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Columbia VP Contrarian Core 2[2]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	12.52%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000088780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Small Cap Value 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000107223 [Member] | C000088768 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Select Large Cap Value 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000107223 [Member] | C000088778 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond - Mortgage
Portfolio Company Name [Text Block]	Columbia VP US Government Mortgage 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	1.33%
Average Annual Total Returns, 5 Years [Percent]	(1.06%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000107223 [Member] | C000047035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Donoghue Forlines Dividend VIT 1[3]
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000107223 [Member] | C000077948 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	2.83%
C000107223 [Member] | C000017232 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP B2,3
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000017152 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	DWS Equity 500 Index VIP B2
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	24.16%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	12.42%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000017157 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000107223 [Member] | C000014195 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Init
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.93%
C000107223 [Member] | C000026777 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond II S2
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000199834 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Federated Hermes Managed Volatility II S
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	5.05%
C000107223 [Member] | C000026780 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann II S3
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000107223 [Member] | C000048820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000107223 [Member] | C000048794 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Service 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000121124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.67%
C000107223 [Member] | C000048797 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Service 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000078378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000107223 [Member] | C000078375 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
C000107223 [Member] | C000020434 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	4.19%
C000107223 [Member] | C000014249 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	9.37%
C000107223 [Member] | C000019439 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000107223 [Member] | C000019127 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Service 2[3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.90%
C000107223 [Member] | C000048815 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.54%
Average Annual Total Returns, 5 Years [Percent]	18.46%
Average Annual Total Returns, 10 Years [Percent]	17.92%
C000107223 [Member] | C000014790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Service 2[3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	6.06%
C000107223 [Member] | C000019435 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000107223 [Member] | C000048812 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Service 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	3.34%
C000107223 [Member] | C000048791 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Service 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.38%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Mkt - Government
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Service 2[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000107223 [Member] | C000020095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000107223 [Member] | C000020137 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	Franklin Global Real Estate VIP 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(0.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
C000107223 [Member] | C000020107 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP 2[3]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.87%
C000107223 [Member] | C000020093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	30.44%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	12.67%
C000107223 [Member] | C000020130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Franklin Income VIP 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
C000107223 [Member] | C000125189 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin VolSmart Allocation VIP 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.80%
C000107223 [Member] | C000020109 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP 2[3]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.83%
C000107223 [Member] | C000020111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.98%
C000107223 [Member] | C000020114 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Templeton Foreign VIP 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000020121 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP 2[2]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000095035 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco VI Balanced-Risk Allocation II2
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	3.56%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000209373 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Invesco VI Main Street II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.39%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]	10.97%
C000107223 [Member] | C000000423 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Invesco VI Small Cap Equity II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000107223 [Member] | C000084640 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Invesco VI Diversified Dividend II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000107223 [Member] | C000084644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Invesco VI Equity and Income II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000107223 [Member] | C000209371 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Invesco Oppenheimer VI International Growth II2
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(1.81%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000107223 [Member] | C000209375 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000107223 [Member] | C000000457 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Invesco VI Core Plus Bond II2
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000209363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.29%
C000107223 [Member] | C000209367 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Invesco VI Global II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
C000107223 [Member] | C000084676 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Invesco VI Equally Weighted S&P 500 II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000107223 [Member] | C000028733 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Svc[2,3]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000028720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
C000107223 [Member] | C000028722 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Mid Cap Value Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000107223 [Member] | C000028728 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Research Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	23.27%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000107223 [Member] | C000028716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.40%
C000107223 [Member] | C000028736 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	28.14%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	15.36%
C000107223 [Member] | C000028718 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research Svc[3]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.96%
Average Annual Total Returns, 5 Years [Percent]	16.49%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000028745 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	5.29%
C000107223 [Member] | C000028740 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Technology & Innovation Svc
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	17.80%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000107223 [Member] | C000022666 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	JHVIT Fundamental All Cap Core II3
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	15.87%
Average Annual Total Returns, 10 Years [Percent]	13.43%
C000107223 [Member] | C000022404 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Financial
Portfolio Company Name [Text Block]	JHVIT Financial Industries II2
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	29.99%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000022741 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	JHVIT Strategic Income Opportunities II2
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	2.91%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.39%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000078287 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	JHVIT Select Bond II2
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.56%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000028478 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Lazard Retirement International Equity Ser[2]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000113249 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi Asset Svc[2]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000020053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fundamental Equity VC2, 3
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000020055 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%
C000107223 [Member] | C000139705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Lord Abbett Series Short Duration Income VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	2.09%
C000107223 [Member] | C000087850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC2,3
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.18%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000018257 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	LVIP American Century Value Service Class[2]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000018276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Service Class[2]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	28.62%
Average Annual Total Returns, 5 Years [Percent]	18.01%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000247623 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Cap Appreciation Svc[2]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.79%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000107223 [Member] | C000018274 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000107223 [Member] | C000018206 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond - Treasury
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000107223 [Member] | C000168667 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	LVIP American Century Balanced Service Class[2]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	6.50%
C000107223 [Member] | C000018265 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.97%
C000107223 [Member] | C000212995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Macquarie VIP Total Return Ser Std[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	5.37%
C000107223 [Member] | C000017167 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Growth Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000107223 [Member] | C000017158 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Svc[2,3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000017168 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Macquarie VIP Smid Cap Core Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000107223 [Member] | C000032174 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Macquarie VIP Energy Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(5.60%)
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
C000107223 [Member] | C000017159 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Macquarie VIP International Core Equity Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.79%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	4.24%
C000107223 [Member] | C000017162 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Macquarie VIP Mid Cap Growth Svc[2,3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000017169 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Macquarie VIP Balanced Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	7.14%
C000107223 [Member] | C000083469 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Macquarie VIP Global Growth Svc[2,3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000213001 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Macquarie VIP International Ser Std (formerly Delaware VIP International Ser Std)[2,3] Delaware Funds by Macquarie
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	3.98%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000017174 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Macquarie VIP Natural Resources Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(0.58%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000107223 [Member] | C000212992 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Macquarie VIP Opportunities Ser Standard[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.25%
C000107223 [Member] | C000017176 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Macquarie VIP High Income Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000107223 [Member] | C000006660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Macquarie VIP Growth Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.90%
Average Annual Total Returns, 5 Years [Percent]	16.13%
Average Annual Total Returns, 10 Years [Percent]	15.26%
C000107223 [Member] | C000017166 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Macquarie VIP Science and Technology Svc[3]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	14.05%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000107223 [Member] | C000021902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Service[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(2.92%)
Average Annual Total Returns, 5 Years [Percent]	0.66%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007246 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007313 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Utility
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series Service[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007330 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007286 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	MFS® VIT II Emerging Markets Equity Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	MFS® VIT II Technology Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	36.45%
Average Annual Total Returns, 5 Years [Percent]	17.46%
Average Annual Total Returns, 10 Years [Percent]	17.75%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	MFS® VIT II Corporate Bond Service[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007250 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	MFS® VIT II Blended Research Core Equity Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	25.18%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000007292 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT II Global Tactical Allocation Svc[2]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	3.66%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000253505 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	NAA Small Cap Value Series Fund[3]
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.57%
C000107223 [Member] | C000030987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	3.27%
C000107223 [Member] | C000098625 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO Dynamic Bond Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	2.47%
C000107223 [Member] | C000030986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000107223 [Member] | C000030988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Worldwide Bond
Portfolio Company Name [Text Block]	PIMCO Global Bond Opportunities (Unhedged) Adv[3]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(0.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
C000107223 [Member] | C000026480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Adv[2]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.29%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000030985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000107223 [Member] | C000030990 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.18%
C000107223 [Member] | C000123329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Tactical
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Alloc Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	4.36%
C000107223 [Member] | C000085712 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	PIMCO VIT StocksPLUS® Global Port Adv[2]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000107223 [Member] | C000166585 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	PIMCO Income Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	2.61%
C000107223 [Member] | C000030983 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Worldwide Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.05%
C000107223 [Member] | C000072064 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio Adv[2]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000030989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.78%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.39%
C000107223 [Member] | C000081128 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	2.30%
C000107223 [Member] | C000139585 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO International Bond (USD-Hedged) Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	2.41%
C000107223 [Member] | C000028218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Victory Pioneer High Yield VCT II3
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000107223 [Member] | C000028212 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income VCT II3
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.97%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	7.99%
C000107223 [Member] | C000028201 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	Victory Pioneer Bond VCT ll
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000107223 [Member] | C000028183 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Victory Pioneer VCT II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.31%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	13.05%
C000107223 [Member] | C000028191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income VCT II2
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	2.45%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000223414 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Principal Diversified Balanced 3
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.47%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.01%
C000107223 [Member] | C000223415 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Principal Diversified Growth 3
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.07%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	7.44%
C000107223 [Member] | C000223412 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Principal Blue Chip 3[2]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000223413 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Principal Equity Income 3
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	9.16%
C000107223 [Member] | C000223416 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Principal Diversified Income 3
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000107223 [Member] | C000033337 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio II2,3
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000013886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio II3
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.35%
Average Annual Total Returns, 5 Years [Percent]	17.36%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000107223 [Member] | C000013887 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Port II3
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	25.80%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	11.85%
C000107223 [Member] | C000013891 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF Mid-Cap growth Portfolio II3
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000107223 [Member] | C000010850 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam VT International Equity IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.74%
C000107223 [Member] | C000010872 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000107223 [Member] | C000010852 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Value
Portfolio Company Name [Text Block]	Putnam VT International Value IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.46%
C000107223 [Member] | C000010884 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000107223 [Member] | C000010846 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.25%
C000107223 [Member] | C000010842 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	33.41%
Average Annual Total Returns, 5 Years [Percent]	17.91%
Average Annual Total Returns, 10 Years [Percent]	16.22%
C000107223 [Member] | C000010862 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000107223 [Member] | C000010888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation IB2
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000107223 [Member] | C000010844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Putnam VT Global Health Care IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000107223 [Member] | C000010854 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Putnam VT Emerging Markets Equity Fd IB2
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	4.03%
C000107223 [Member] | C000010856 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Putnam VT Core Equity IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	26.96%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	13.17%
C000107223 [Member] | C000010870 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Putnam VT Research IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	26.28%
Average Annual Total Returns, 5 Years [Percent]	14.91%
Average Annual Total Returns, 10 Years [Percent]	13.02%
C000107223 [Member] | C000010890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam VT Focused Intl Eq IB2
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000107223 [Member] | C000010886 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000107223 [Member] | C000033015 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Royce Capital Micro-Cap Svc[2,3]
Portfolio Company Adviser [Text Block]	Royce & Associates, LP d/b/a Royce Investment Partners
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	10.70%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000033016 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Svc[2]
Portfolio Company Adviser [Text Block]	Royce & Associates, LP d/b/a Royce Investment Partners
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	3.26%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000010380 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Health
Portfolio Company Name [Text Block]	Rydex Var Biotechnology[3]
Portfolio Company Adviser [Text Block]	Security Investors, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(1.40%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.52%
C000107223 [Member] | C000010416 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies[2]
Portfolio Company Adviser [Text Block]	Security Investors, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000107223 [Member] | C000010413 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Rydex Var S&P MidCap 400 Pure Growth[3]
Portfolio Company Adviser [Text Block]	Security Investors, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000107223 [Member] | C000010408 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Rydex Var S&P 500 Pure Growth[3]
Portfolio Company Adviser [Text Block]	Security Investors, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	26.67%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	9.23%
C000107223 [Member] | C000069235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Guggenheim VT Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	2.05%
Average Annual Total Returns, 1 Year [Percent]	0.37%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	0.75%
C000107223 [Member] | C000005440 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Port II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000107223 [Member] | C000005444 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Port II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000107223 [Member] | C000005446 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Port II2
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	35.17%
Average Annual Total Returns, 5 Years [Percent]	14.18%
Average Annual Total Returns, 10 Years [Percent]	14.48%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
C000107223 [Member] | C000005449 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty - Health
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Port II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000107223 [Member] | C000025043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund S
Portfolio Company Adviser [Text Block]	VanEck Associates Corporation
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000107223 [Member] | C000154792 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT II3
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(0.86%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
C000107223 [Member] | C000047257 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond II3
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.45%
C000107223 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DEATH BENEFIT
If an owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.
If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
C000107223 [Member] | Without Optional Value Endorsement With The Enhanced Death Benefit [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 15
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$4,355	$13,150	$22,061	$44,860

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,355
Surrender Expense, 3 Years, Maximum [Dollars]	13,150
Surrender Expense, 5 Years, Maximum [Dollars]	22,061
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,860
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$4,355	$13,150	$22,061	$44,860

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,355
Annuitized Expense, 3 Years, Maximum [Dollars]	13,150
Annuitized Expense, 5 Years, Maximum [Dollars]	22,061
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,860
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$4,355	$13,150	$22,061	$44,860

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,355
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,061
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,860
C000107223 [Member] | With Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Transfer Fee, Maximum [Dollars]	$ 15
C000107223 [Member] | No Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Current [Percent]	1.10%
C000107223 [Member] | Five-Year Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.00%
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$10,557	$17,366	$24,307	$44,047

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,557
Surrender Expense, 3 Years, Maximum [Dollars]	17,366
Surrender Expense, 5 Years, Maximum [Dollars]	24,307
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,047
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$10,557	$17,366	$24,307	$44,047

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,557
Annuitized Expense, 3 Years, Maximum [Dollars]	17,366
Annuitized Expense, 5 Years, Maximum [Dollars]	24,307
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,047
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$4,257	$12,866	$21,607	$44,047

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,257
No Surrender Expense, 3 Years, Maximum [Dollars]	12,866
No Surrender Expense, 5 Years, Maximum [Dollars]	21,607
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,047
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional 5-Year Value Endorsement***
Purpose of Benefit [Text Block]	In exchange for a fee reduction (-0.10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.00%
Brief Restrictions / Limitations [Text Block]	•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
Name of Benefit [Text Block]	Optional 5-Year Value Endorsement***
C000107223 [Member] | Six-Year Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional 6-Year Value Endorsement***
Purpose of Benefit [Text Block]	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.00%
Brief Restrictions / Limitations [Text Block]
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
•The Optional 6-Year Value Endorsement is not offered on Contracts issued on or after May 1, 2020.
Name of Benefit [Text Block]	Optional 6-Year Value Endorsement***
C000107223 [Member] | Seven-Year Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	8.00%
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,160	$11,462	$14,019	$22,538

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,160
Surrender Expense, 3 Years, Maximum [Dollars]	11,462
Surrender Expense, 5 Years, Maximum [Dollars]	14,019
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,538
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,160	$11,462	$14,019	$22,538

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,160
Annuitized Expense, 3 Years, Maximum [Dollars]	11,462
Annuitized Expense, 5 Years, Maximum [Dollars]	14,019
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 22,538
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$1,960	$6,062	$10,419	$22,538

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,960
No Surrender Expense, 3 Years, Maximum [Dollars]	6,062
No Surrender Expense, 5 Years, Maximum [Dollars]	10,419
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,538
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional 7-Year Value Endorsement***
Purpose of Benefit [Text Block]	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	8.00%
Brief Restrictions / Limitations [Text Block]	•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
Name of Benefit [Text Block]	Optional 7-Year Value Endorsement***
C000107223 [Member] | Return Of Premium Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit***
Purpose of Benefit [Text Block]	Pays the greater of the accumulation value or net premium.
Standard Benefit [Flag]	true
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]
•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.
Name of Benefit [Text Block]	Return of Premium Death Benefit***
Operation of Benefit [Text Block]
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.25% (1.00% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant. This benefit is the standard death benefit for Contracts issued prior to January 1, 2021.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly. See Appendix B - Death Benefit Examples for more information.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
C000107223 [Member] | Enhanced Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Death Benefit***
Purpose of Benefit [Text Block]	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Brief Restrictions / Limitations [Text Block]
•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 80.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.
Name of Benefit [Text Block]	Enhanced Death Benefit***
Operation of Benefit [Text Block]
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.55% (1.30% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:
a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
C000107223 [Member] | After Reimbursement And Or Fee Waivers [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Expenses after reimbursements and/or fee waivers as of 12/31/2024[1]
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	2.41%
Portfolio Company Expenses, Footnotes [Text Block]	[1]The Expenses after reimbursements and/or fee waivers as of 12/31/2024 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
C000107223 [Member] | Without Optional Value Endorsement [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$1,860	$5,756	$9,904	$21,480

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,860
Surrender Expense, 3 Years, Maximum [Dollars]	5,756
Surrender Expense, 5 Years, Maximum [Dollars]	9,904
Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,480
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$1,860	$5,756	$9,904	$21,480

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,860
Annuitized Expense, 3 Years, Maximum [Dollars]	5,756
Annuitized Expense, 5 Years, Maximum [Dollars]	9,904
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 21,480
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$1,860	$5,756	$9,904	$21,480

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,860
No Surrender Expense, 3 Years, Maximum [Dollars]	5,756
No Surrender Expense, 5 Years, Maximum [Dollars]	9,904
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,480
C000107223 [Member] | Surrenders And Partial Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $50,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
C000107223 [Member] | Accumulation Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Accumulation Value Death Benefit***
Purpose of Benefit [Text Block]	Pays the accumulation value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
Name of Benefit [Text Block]	Accumulation Value Death Benefit***
Operation of Benefit [Text Block]
ACCUMULATION VALUE DEATH BENEFIT
For Contracts issued on or after January 1, 2021, this is the default death benefit at the time of application. There is no additional charge for this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives all required documentation in good order.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
C000107223 [Member] | Dollar Cost Averaging (DCA) Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
Purpose of Benefit [Text Block]	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.
Brief Restrictions / Limitations [Text Block]
•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
C000107223 [Member] | Portfolio Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.
Brief Restrictions / Limitations [Text Block]	•Portfolio Rebalancing program is not available when there is an active DCA program. •The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Operation of Benefit [Text Block]
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
C000107223 [Member] | Systemic Withdrawal Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to have a portion of the accumulation value withdrawn automatically.
Brief Restrictions / Limitations [Text Block]
•If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]
SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age
59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
C000107223 [Member] | Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
C000107223 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
C000107223 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Amounts withdrawn from the Contract may also result in taxes and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Withdrawals and surrenders may be subject to a surrender charge (see “Optional Value Endorsement Risk” below), taxes and tax penalties (see “Adverse Tax Consequences Risk” below), and will also reduce the value of your death benefit (see “Death Benefits Risk” below), and these charges and reductions could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
C000107223 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
C000107223 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
C000107223 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk. We reserve the right, subject to applicable law, to add, remove or substitute the shares of an Investment Portfolio that are held in a Subaccount, and to limit the maximum number of investment options in which you may invest at any one time. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgement, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

We also reserve the right to reject and/or place limitations on the acceptance and allocation of additional premiums. If we do so, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
We also reserve the right to limit transfers in accordance with our policies and procedures to detect and deter frequent transfers.
We may modify or discontinue offering an optional benefit for new elections at any time. We may also modify or end certain benefits under the contract that are not subject to an additional charge, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.
C000107223 [Member] | Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.

C000107223 [Member] | Death Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Death Benefits Risk. Withdrawals from the Contract will reduce the value of your death benefit and could reduce the value of the Return of Premium Death Benefit or the Enhanced Death Benefit by more, even significantly more, than the amount withdrawn. If you elect an optional death benefit for an additional charge, it is possible that the amount payable at death will be no greater than the amount that would be payable under the Accumulation Value Death Benefit, for which there is no charge. Withdrawals will also reduce the likelihood of increasing the Enhanced Death Benefit through a step up on any eligible Contract Anniversary.

C000107223 [Member] | Optional Value Endorsement Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Value Endorsement Risk. If you elect an Optional Value Endorsement, your withdrawals will be subject to a surrender charge on amounts in excess of the free withdrawal amount during the surrender charge period you selected in exchange for reduced Base Contract expenses for the life of your Contract. If you take withdrawals during the surrender charge period, it is possible the surrender charges assessed will be greater than the savings provided by this fee reduction over the time you own the Contract. If you do not elect an Optional Value Endorsement, your withdrawals will not be subject to a surrender charge, and you will pay higher Base Contract expenses for the life of your Contract. It is possible that you will pay more in Base Contract expenses over the time you own the Contract than you would have paid in surrender charges had you elected an Optional Value Endorsement.

C000107223 [Member] | Catastrophic Events Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Catastrophic Events Risk. Catastrophic event risks including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
C000107223 [Member] | Cyber-Security Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). Cybersecurity risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing of internet transactions or transactions with the underlying portfolios; impact our ability to calculate accumulation unit values or the ability of the underlying portfolios to calculate share values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.